May 3, 2006
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Mr. Michael Pressman

Re:	Acknowledgments Related to Transocean Inc.’s Response to the Staff’s Comment Letter dated April 28, 2006
Ladies and Gentlemen:
     In response to the closing comments of the Staff of the Division of Corporation Finance contained in the letter dated April 28, 2006 from Michael Pressman, Special Counsel, Office of Mergers and Acquisitions, with respect to the Schedule TO-I of Transocean Inc. (the “Company”) filed on April 17, 2006, the Company hereby acknowledges in connection with its response to the Staff’s comments that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the Company’s filings;

•	Staff comments or changes to disclosure in response to Staff comments in the filings do not foreclose the Securities and Exchange Commission (the “Commission”) from taking any action with respect to the Company’s filings; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours, TRANSOCEAN INC.
By:	/s/William E. Turcotte
William E. Turcotte
Vice President, Associate General Counsel and Assistant Corporate Secretary